STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES, New Standards, Interpretations and Amendments Not Yet Applied by the Group (Details) - USD ($)		12 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
New Standards, Interpretations and Amendments Not Yet Applied by the Group [Abstract]
Non-cancellable operating lease commitments	[1]	$ 134,884	$ 25,627
Other commitment related to short-term and low value leases		26,000
Right-of-use assets		109,000
Lease liability		$ 109,000
IFRS 16 leases [Member]
New Standards, Interpretations and Amendments Not Yet Applied by the Group [Abstract]
Standard or Interpretation		IFRS 16 Leases
Application Date of Standard		Jan. 01, 2019
Application Date for Group		Jul. 01, 2019
Interpretation 23 Uncertainty over Income Tax Treatments [Member]
New Standards, Interpretations and Amendments Not Yet Applied by the Group [Abstract]
Standard or Interpretation		Interpretation 23 Uncertainty over Income Tax Treatments
Application Date of Standard		Jan. 01, 2019
Application Date for Group		Jul. 01, 2019
Annual Improvements to IFRS Standards 2015-2017 Cycle [Member]
New Standards, Interpretations and Amendments Not Yet Applied by the Group [Abstract]
Standard or Interpretation		Annual Improvements to IFRS Standards 2015–2017 Cycle
Application Date of Standard		Jan. 01, 2019
Application Date for Group		Jul. 01, 2019
Amendments to IAS 19 Employee Benefits - Plan Amendment, Curtailment or Settlement [Member]
New Standards, Interpretations and Amendments Not Yet Applied by the Group [Abstract]
Standard or Interpretation		Amendments to IAS 19 Employee Benefits – Plan Amendment, Curtailment or Settlement
Application Date of Standard		Jan. 01, 2019
Application Date for Group		Jul. 01, 2019

[1]	Operating lease commitments include contracts for leased premises and equipment in the United States.